Offerings	Sep. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,731,608,570.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 239,135.14
Offering Note	1(a) Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the US$75,000,000,000 of securities covered by this Registration Statement includes US$8,433,741,810.00 aggregate principal amount or offering price of the Registrant's securities (the "Unsold Securities") that were previously registered by the Registrant on the Registration Statement on Form F-3 under the Securities Act (File No. 333-282565) filed on October 9, 2024, as amended by Pre-Effective Amendment No. 1 thereto filed on October 30, 2024 and Pre-Effective Amendment No. 2 thereto filed on November 7, 2024. Pursuant to Rule 415(a)(6) under the Securities Act, US$1,291,205.87 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Commission rules, the Registrant may continue to offer and sell the Unsold Securities during the grace period afforded by Rule 415(a)(5). The Registrant paid US$8,953,665.11 in connection with the initial filing of this Registration Statement on August 28, 2026, and the remaining US$239,135.15 of filing fees are being paid concurrent with the filing of this Pre-Effective Amendment No. 1. 1(b) This Registration Statement also includes an indeterminate amount of securities of the classes specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. 1(c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. 1(d) Separate consideration may or may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-282565
Carry Forward Initial Effective Date	Nov. 08, 2024
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-282565
Carry Forward Initial Effective Date	Nov. 08, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-282565
Carry Forward Initial Effective Date	Nov. 08, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-282565
Carry Forward Initial Effective Date	Nov. 08, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 8,433,741,810.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-282565
Carry Forward Initial Effective Date	Nov. 08, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,291,205.87
Offering Note	See Offering Note 1(a)
Offering: 11
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Offering: 12
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Offering: 13
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Offering: 14
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Offering: 15
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 64,834,649,620.00
Amount of Registration Fee	$ 8,953,665.11